Impairment of assets and Assets held for sale	12 Months Ended
Mar. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Impairment of assets and Assets held for sale

23. Impairment of assets and Assets held for sale

The Company has recognized an impairment loss in relation to the Rooftop Subsidiaries aggregating to INR 3,255 million (US$ 44.5 million) during fiscal year March 31, 2021, as described below:

During fiscal year ended March 31, 2021, we identified certain subsidiaries to sell off on a going concern basis, which currently form part of our Rooftop business. Out of this identified portfolio, subsequent to March 2021, we entered into a contract with Radiance Renewables Pvt. Ltd. (“Radiance”) to sell certain subsidiaries (the “Rooftop Subsidiaries”) with an operating capacity of 153 MW, for INR 5,350 million (US$ 73.1 million), subject to certain purchase price adjustments (the “Rooftop Sale Agreement”). Pursuant to the Rooftop Sale Agreement, Radiance will acquire 100% of the equity ownership of the Rooftop Subsidiaries owned by the Company’s subsidiaries, Azure Power India Pvt. Ltd. and Azure Power Rooftop Pvt. Ltd, as more fully described below.

The sale of Rooftop Subsidiaries having 94.4 MWs operating capacity is expected to be consummated within the next 12 months and accordingly the assets and related liabilities of these subsidiaries are shown as “Assets classified as held for sale” in the consolidated balance sheet at March 31, 2021. The Company has recognized an impairment loss of INR 2,498 million (US$ 34.1 million) in the Consolidated Statement of Operations in this respect, as shown below.

Further, as per the terms of the Rooftop Sale Agreement in respect of the 43.2 MWs operating capacity that are part of the Restricted Groups (as defined in the respective Green Bond Indentures) 48.6% of the equity ownership will be transferred to Radiance on the closing date, and pursuant to the terms of the Green Bond Indentures, the remaining 51.4% may only be transferred post refinancing of our Green Bonds. As the refinancing of our Green Bonds is not anticipated to occur within 12 months, the assets and liabilities of these subsidiaries are not presented as “Assets classified as held for sale” and instead continue to be classified within the respective balance sheet captions at March 31, 2021. There is also a restriction on transfer of equity ownership relating to the 16 MW project with Delhi Jal Board (DJB), wherein 49% of the equity ownership will be transferred to Radiance on closing date, and the remaining 51% will be transferred on or after March 31, 2024. Accordingly, the related assets and liabilities of the DJB 16 MW project are not presented as “Assets classified as held for sale” and instead continue to be classified within the respective balance sheet captions at March 31, 2021.

In the event the sale of the Rooftop Subsidiaries does not occur, the Company must reimburse Radiance the equity value of the assets not transferred along with an 10.5% per annum equity return.

The Company has further identified a subsidiary for sale, on a going concern basis at expected consideration of INR 123 million (US$ 1.7 million). Subsequent to year end, Company has entered into a sale agreement with buyer and pursuant there to, 100% of the ownership of this subsidiary was transferred to the buyer on receipt of consideration. The Company has recognized an impairment loss of INR 100 million (US$ 1.4 million) in the Consolidated Statement of Operations in this respect.

The Company has determined that the decision to sell the Rooftop Subsidiaries and the subsequent execution of the Rooftop Sale Agreement are indicators of impairment and therefore the Company has undertaken an impairment assessment for the Rooftop Subsidiaries. Management used the Sale price in the Rooftop Sale Agreement as its best estimate of the recoverable vale of the Rooftop Subsidiaries. The assets and liabilities of the Rooftop Subsidiaries classified as held for sale, together with the calculation of the related impairment loss is shown below.

	As of March 31,
	2021	2021
	(INR)	(US$)
		(Note 2d)
Assets
Current assets:
Cash and cash equivalents	290	4.0
Restricted cash	84	1.1
Accounts receivable, net	149	2.0
Prepaid expenses and other current assets	44	0.6
Total current assets	567	7.7
Restricted cash	143	2.0
Property, plant and equipment, net	4,576	62.6
Deferred income taxes	359	4.9
Right-of-use assets	87	1.2
Other assets	23	0.3
Total assets (A)	5,755	78.7
Liabilities
Current liabilities:
Accounts payable	13	0.2
Current portion of long-term debt	12	0.2
Interest payable	91	1.2
Other liabilities	159	2.2
Total current liabilities	275	3.8
Non-current liabilities:
Long-term debt	1,939	26.5
Deferred income taxes	6	0.1
Other liabilities	59	0.8
Total liabilities (B)	2,279	31.2
Net Assets (C=A-B)	3,476	47.5
Fair value* (D)	878	12.0
Impairment loss (E=C-D)	2,598	35.5

*Fair value is calculated after adjusting for the expected timing of the proceeds from the sale and other costs related to the Rooftop Sale Agreement amounting to INR 201 million (US$ 2.8 million).

The impairment loss recorded in relation to the Property, plant and equipment of the Rooftop Subsidiaries not classified as held for sale was INR 657 (US$ 9.0 million), as shown below.

	As of March 31,
	2021	2021
	(INR)	(US$)
		(Note 2d)
Carrying value of Property Plant and Equipment	3,020	41.3
Fair Value *	2,363	32.3
Impairment loss	657	9.0

*Fair value is calculated after adjustment for the expected timing of the proceeds from the sale and other costs related to the Rooftop Sale Agreement amounting to INR 55 million (US$ 0.8 million).

The fair value of consideration related to the rooftop sale includes expected recovery of VGF for INR 463 million (US$ 6.3 million). The Company has undertaken to refund to the purchaser an amount equivalent to 85% of any shortfall in recovery of VGF. Based on the current circumstances, management has assessed that they have complied with the conditions associated with the grant of VGF and hence have determined that the recovery of the VGF is likely.